Financial instruments and related disclosures - Impact of Interest Rate Currency Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
1% (100 basis points) increase in Sterling interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	£ 72	£ 41
1.5% (150 basis points) increase in Sterling interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	108	62
1% (100 basis points) increase in US Dollar interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	(43)	(34)
1.5% (150 basis points) increase in US Dollar interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	(64)	(51)
1% (100 basis points) increase in Euro interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	(20)	(9)
1.5% (150 basis points) increase in Euro interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	£ (30)	£ (13)